Notes to the interim condensed consolidated statement of financial position - Other current and non-current liabilities - Additional information (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade Payable And Other Current Liabilities [Line Items]
Other non-current liabilities	€ 1,032	€ 1,032
Licensing and collaboration agreement with CTTQ
Trade Payable And Other Current Liabilities [Line Items]
Other non-current liabilities	€ 1,000	€ 1,000